Share-based payments - Summary of Movements in Awards Outstanding Under the Schemes (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) award yr	Dec. 31, 2016 USD ($) award yr	Dec. 31, 2015 USD ($) award yr
Annual Performance Plan [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	685,000	689,000	768,000
Granted	234,918	335,775	265,285
Vested	(263,000)	(229,000)	(307,000)
Share capital consolidation	(21,000)	(104,000)
Lapsed or cancelled	(20,000)	(7,000)	(37,000)
Ending balance	616,000	685,000	689,000
Fair value of awards granted during the year | $	$ 49.593	$ 36.719	$ 38.745
Weighted average remaining contract life (years) | yr	1.2	1.2	1.2
LTIP Performance-related awards [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	4,201,000	5,275,000	6,120,000
Granted	280,458	888,518	1,803,308
Vested	(928,000)	(915,000)	(1,278,000)
Lapsed or cancelled	(1,160,000)	(1,048,000)	(1,370,000)
Ending balance	2,393,000	4,201,000	5,275,000
Fair value of awards granted during the year | $	$ 41.332	$ 17.680	$ 17.345
Weighted average remaining contract life (years) | yr	0.6	0.9	1.1
LTIP Restricted stock units [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	449,000
Granted	524,587	467,203
Lapsed or cancelled	(58,000)	(18,000)
Ending balance	916,000	449,000
Fair value of awards granted during the year | $	$ 52.510	$ 36.245
Weighted average remaining contract life (years) | yr	1.7	2.2